REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
REVENUE
Schedule of disaggregation of revenue

Disaggregated revenue by type of contract was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
Cost-plus reimbursement contracts	$47,128	$45,506	$155,427	$118,614
Fixed-price contracts	9,734	7,961	23,553	25,949
Total	$56,862	$53,467	$178,980	$144,563

Disaggregated revenue by the geographic area where the work was performed was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2019	2018	2019	2018
United States	$51,858	$53,467	$167,960	$144,563
Canada	5,004	—	11,020	—
Total	$56,862	$53,467	$178,980	$144,563

(in thousands)	Year Ended December 31, 2018	Year Ended December 31, 2017
Cost-plus reimbursement contracts	$158,278	$136,541
Fixed-price contracts	30,639	50,441

Total	$188,918	$186,982

Costs and estimated earnings in excess of billings or billings in excess of costs and estimated earnings

(in thousands)	September 30, 2019	December 31, 2018
Costs incurred on uncompleted contracts	$157,211	$160,368
Earnings recognized on uncompleted contracts	21,750	28,581

Total	178,961	188,949
Less—billings to date	(171,901)	(184,009)

Net	$7,060	$4,940

Contract assets	$12,377	$8,218
Contract liabilities	(5,317)	(3,278)

Net	$7,060	$4,940

	December 31,
(in thousands)	2018	2017 (1)
Costs incurred on uncompleted contracts	$160,368	$164,076
Earnings recognized on uncompleted contracts	28,581	17,304
Total	188,949	181,380
Less—billings to date	(184,009)	(176,942)
Net	$4,940	$4,438
Contract assets	$8,218	$11,487
Contract liabilities	(3,278)	(7,049)
Net	$4,940	$4,438

Schedule of transaction price allocated to the remaining performance obligations

(in thousands)	Remainder of 2019	2020	2021	Thereafter	Total
Remaining performance obligations	$52,346	$130,566	$99,548	$108,173	$390,633

(in thousands)	2019	2020	Thereafter	Total
Remaining performance obligations	$173,346	$124,425	$203,833	$501,604